Equity (Tables)	6 Months Ended
Jun. 30, 2022
Equity [Abstract]
Schedule of number of ordinary shares upon exercise
	Number of Warrants	Weighted average exercise price
Outstanding January 1, 2022	704,355	$13.18
Forfeited and expired	(502,104)	$9.50
Outstanding and exercisable June 30, 2022	202,251	$23.31

Schedule of changes in exercisable ordinary shares warrants
Number of Warrants	Exercise Price Per Share	Issuance date	Expiration date
22,750	$10	February 26, 2020	February 24, 2025
160,727	$25	February 12, 2021	February 9, 2026
18,774	$25	February 17, 2021	February 9, 2026
202,251